Note 5 - Prepaid and Other Current Assets (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Notes Tables
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Table Text Block]
	June 30, 2024	December 31, 2023
	(unaudited)
Prepaid expenses	$1,666	$2,386
Advances to suppliers	48	79
Other	79	52
Total prepaid and other current assets	$1,793	$2,517

	As of December 31,
	2023	2022
Prepaid expenses	$2,386	$4,203
Demonstration units	—	281
Advances to suppliers	79	984
Other	52	713
Total prepaid and other current assets	$2,517	$6,181